Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$37,348,253,571

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			33,622,688,974		A (i)	36,546,401,059
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	33,622,688,974
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			386,326,947
Total: A + B + C + D + E - F			33,236,362,027

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			26,081,638,024

A = lesser of (i) Present Value of outstanding loan balance of			36,538,701,922		A (i)	36,538,701,922
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	66,089,380,022
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			36,538,701,922

Intercompany Loan Balance

Guarantee Loan			27,445,751,074
Demand Loan			10,485,194,979
Total			37,930,946,054

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
June 29, 2017	N/A		N/A

Portfolio Flow of Funds

	29-Jun-17		31-May-17
Cash Inflows
Principal Receipts	795,395,489.73		857,361,514.99
Sale of Loans	287,968,613.08		752,222,013.78
Revenue Receipts	82,292,193.93		95,962,101.11
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(75,234,153.99)	(6)	(88,772,294.05)	(7)
Purchase of Loans	(50,999,022.51)		(249,549,174.44)
Intercompany Loan Repayment	(1,032,365,080.30)	(6)	(1,360,034,354.33)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(704.48)		(591.17)
Net Inflows/(Outflows)	7,057,335.46		7,189,215.89

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7593%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on July 17th, 2017.

(7) This amount was paid out on June 19th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$37,562,214,926
Current Month Ending Balance(1)	$36,529,933,534
Number of Mortgage Loans in Pool	177,409
Average Loan Size	$205,908
Number of Primary Borrowers	155,132
Number of Properties	160,257

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	53.19%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.78%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	83.06%
Weighted Average Seasoning of Loans in the Portfolio	19.73	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.60%
Weighted Average Original Term of Loans in the Portfolio	54.33	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.60	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	36.74	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	177,294	99.94%	36,502,257,184	99.92%
30 to 59 Days Past Due	96	0.05%	24,269,356	0.07%
60 to 89 Days Past Due	19	0.01%	3,406,994	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,602	11.61%	4,981,371,597	13.64%
British Columbia	22,723	12.81%	6,346,134,944	17.37%
Manitoba	3,433	1.94%	484,873,840	1.33%
New Brunswick	4,661	2.63%	488,386,729	1.34%
Newfoundland	4,670	2.63%	694,661,162	1.90%
Northwest Territories	50	0.03%	10,460,833	0.03%
Nova Scotia	6,852	3.86%	902,751,333	2.47%
Nunavut	-	0.00%	-	0.00%
Ontario	88,702	50.00%	18,492,017,719	50.62%
Prince Edward Island	981	0.55%	108,089,278	0.30%
Quebec	19,108	10.77%	2,925,737,683	8.01%
Saskatchewan	5,299	2.99%	1,030,094,569	2.82%
Yukon	328	0.18%	65,353,848	0.18%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,054	1.16%	391,035,968	1.07%
599 or less	1,850	1.04%	335,462,109	0.92%
600 - 650	3,499	1.97%	737,897,239	2.02%
651 - 700	10,095	5.69%	2,196,388,601	6.01%
701 - 750	21,985	12.39%	4,854,497,445	13.29%
751 - 800	33,640	18.96%	7,503,286,639	20.54%
801 and Above	104,286	58.78%	20,511,365,532	56.15%
Total	177,409	100.00%	36,529,933,534	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	137,865	77.71%	26,802,110,458	73.37%
Variable	39,544	22.29%	9,727,823,076	26.63%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	137,717	77.63%	25,564,427,924	69.98%
Non-STEP	39,692	22.37%	10,965,505,610	30.02%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	8,858	4.99%	1,981,739,695	5.42%
Owner Occupied	168,551	95.01%	34,548,193,839	94.58%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	75,798	42.73%	17,393,080,024	47.61%
2.5000 - 2.9999	78,389	44.19%	14,969,171,163	40.98%
3.0000 - 3.4999	16,641	9.38%	3,147,369,618	8.62%
3.5000 - 3.9999	5,087	2.87%	808,627,460	2.21%
4.0000 - 4.4999	735	0.41%	99,828,697	0.27%
4.5000 - 4.9999	343	0.19%	44,493,553	0.12%
5.0000 - 5.4999	129	0.07%	12,804,822	0.04%
5.5000 and Above	287	0.16%	54,558,198	0.15%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,907	10.66%	1,422,646,250	3.89%
20.01-25.00	7,912	4.46%	1,030,711,315	2.82%
25.01-30.00	9,010	5.08%	1,412,075,185	3.87%
30.01-35.00	10,430	5.88%	1,863,472,467	5.10%
35.01-40.00	11,860	6.69%	2,439,884,046	6.68%
40.01-45.00	14,230	8.02%	3,123,237,615	8.55%
45.01-50.00	14,743	8.31%	3,296,775,401	9.02%
50.01-55.00	15,618	8.80%	3,505,767,648	9.60%
55.01-60.00	16,957	9.56%	4,004,145,742	10.96%
60.01-65.00	18,084	10.19%	4,381,619,064	11.99%
65.01-70.00	14,375	8.10%	3,607,191,725	9.87%
70.01-75.00	11,788	6.64%	2,947,836,390	8.07%
75.01-80.00	11,333	6.39%	2,973,347,352	8.14%
80.01 and Above	2,162	1.22%	521,223,333	1.43%
Total	177,409	100.00%	36,529,933,534	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	26,493	14.93%	4,603,177,800	12.60%
12.00 - 23.99	30,144	16.99%	5,379,271,556	14.73%
24.00 - 35.99	32,523	18.33%	6,173,441,559	16.90%
36.00 - 41.99	23,443	13.21%	5,007,507,782	13.71%
42.00 - 47.99	20,250	11.41%	4,663,435,858	12.77%
48.00 - 53.99	31,378	17.69%	7,945,633,644	21.75%
54.00 - 59.99	10,127	5.71%	2,180,984,209	5.97%
60.00 - 65.99	2,008	1.13%	394,936,461	1.08%
66.00 - 71.99	502	0.28%	81,147,093	0.22%
72.00 and Above	541	0.30%	100,397,572	0.27%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	50,949	28.72%	3,015,501,850	8.25%
100,000 - 149,999	28,947	16.32%	3,621,360,687	9.91%
150,000 - 199,999	26,416	14.89%	4,605,461,156	12.61%
200,000 - 249,999	20,433	11.52%	4,578,755,406	12.53%
250,000 - 299,999	15,523	8.75%	4,249,758,470	11.63%
300,000 - 349,999	10,580	5.96%	3,421,496,562	9.37%
350,000 - 399,999	7,169	4.04%	2,679,106,679	7.33%
400,000 - 449,999	4,394	2.48%	1,862,446,400	5.10%
450,000 - 499,999	3,231	1.82%	1,532,096,824	4.19%
500,000 - 549,999	2,218	1.25%	1,162,984,883	3.18%
550,000 - 599,999	1,728	0.97%	992,027,598	2.72%
600,000 - 649,999	1,230	0.69%	767,796,169	2.10%
650,000 - 699,999	883	0.50%	594,817,544	1.63%
700,000 - 749,999	715	0.40%	518,302,728	1.42%
750,000 - 799,999	542	0.31%	419,826,334	1.15%
800,000 - 849,999	444	0.25%	366,225,303	1.00%
850,000 - 899,999	424	0.24%	370,674,966	1.01%
900,000 - 949,999	312	0.18%	288,519,112	0.79%
950,000 - 999,999	311	0.18%	302,411,921	0.83%
1,000,000 or Greater	960	0.54%	1,180,362,943	3.23%
Total	177,409	100.00%	36,529,933,534	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,738	15.64%	5,326,727,924	14.58%
Single Family	142,561	80.36%	29,515,873,776	80.80%
Multi Family	6,352	3.58%	1,536,779,433	4.21%
Other	758	0.43%	150,552,400	0.41%
Total	177,409	100.00%	36,529,933,534	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	80,682,929	59,186,880	80,824,784	92,453,656	120,714,527	152,469,119	201,977,698	241,354,697	362,588,486	549,677,696	573,879,438	694,751,710	1,451,257,723	319,552,252	4,981,371,597	13.64%
	Current and Less Than 30 Days Past Due	80,682,929	59,186,880	80,824,784	92,453,656	120,714,527	152,469,119	201,977,698	241,354,697	362,444,748	549,041,837	572,950,747	694,104,220	1,450,456,883	319,248,944	4,977,911,670	99.93%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	570,388	830,013	647,490	800,840	303,308	3,152,039	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	143,738	65,471	98,678	-	-	-	307,888	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	338,363,451	246,003,608	306,285,037	420,197,353	522,409,544	685,881,657	712,879,516	686,267,370	708,022,611	556,688,726	454,080,369	332,715,307	260,555,829	115,784,566	6,346,134,944	17.37%
	Current and Less Than 30 Days Past Due	338,252,308	245,619,505	305,770,093	420,197,353	522,409,544	685,632,282	712,879,516	685,253,836	707,383,257	555,621,013	453,793,492	332,171,328	260,144,152	115,784,566	6,340,912,248	99.92%
	30 to 59 Days Past Due	111,143	384,102	514,944	-	-	249,376	-	1,013,534	639,353	1,067,713	-	543,978	-	-	4,524,143	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	286,877	-	411,677	-	698,553	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,931,246	7,168,947	10,097,657	12,624,716	16,349,711	20,867,973	29,553,094	40,925,713	43,305,250	61,775,640	62,531,465	74,881,359	85,445,341	10,415,728	484,873,840	1.33%
	Current and Less Than 30 Days Past Due	8,931,246	7,168,947	10,097,657	12,624,716	16,199,813	20,867,973	29,484,526	40,925,713	43,305,250	61,775,640	62,531,465	74,881,359	85,445,341	10,415,728	484,655,374	99.95%
	30 to 59 Days Past Due	-	-	-	-	149,898	-	68,568	-	-	-	-	-	-	-	218,465	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,550,603	8,126,284	11,824,016	13,604,171	18,236,431	28,502,698	44,374,888	68,421,984	87,440,416	92,187,055	58,970,080	28,121,056	17,590,242	436,804	488,386,729	1.34%
	Current and Less Than 30 Days Past Due	10,536,569	8,126,284	11,824,016	13,553,435	18,236,431	28,502,698	44,281,469	68,242,168	87,374,609	92,123,563	58,970,080	28,121,056	17,590,242	436,804	487,919,426	99.90%
	30 to 59 Days Past Due	14,034	-	-	50,736	-	-	93,419	179,816	65,806	63,492	-	-	-	-	467,303	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,793,519	7,950,608	13,141,657	16,797,421	25,554,386	42,588,893	52,376,689	92,788,110	113,795,093	148,697,082	89,488,267	41,322,629	33,643,794	4,723,014	694,661,162	1.90%
	Current and Less Than 30 Days Past Due	11,793,519	7,950,608	13,141,657	16,797,421	25,554,386	42,588,893	52,376,689	92,498,220	113,736,165	148,454,839	89,077,889	41,322,629	33,643,794	4,723,014	693,659,723	99.86%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	289,890	58,929	242,244	248,630	-	-	-	839,692	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	161,747	-	-	-	161,747	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	599,949	-	252,861	297,858	385,957	101,315	1,260,887	858,207	1,894,274	2,286,393	1,722,428	800,703	-	-	10,460,833	0.03%
	Current and Less Than 30 Days Past Due	599,949	-	252,861	297,858	385,957	101,315	1,260,887	858,207	1,894,274	2,286,393	1,722,428	800,703	-	-	10,460,833	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,363,160	17,523,666	19,417,185	27,761,796	33,801,942	51,536,124	68,294,376	111,388,970	127,707,265	190,559,755	104,762,697	71,847,118	53,135,825	3,651,454	902,751,333	2.47%
	Current and Less Than 30 Days Past Due	21,363,160	17,523,666	19,417,185	27,761,796	33,801,942	51,310,934	68,294,376	111,332,597	127,436,158	190,559,755	104,541,211	71,764,759	53,135,825	3,651,454	901,894,818	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	225,190	-	56,374	163,437	-	221,486	-	-	-	666,487	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	107,670	-	-	82,358	-	-	190,028	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	860,661,332	618,416,292	885,499,134	1,165,721,544	1,558,999,674	1,942,954,873	1,940,792,714	1,902,044,001	2,119,502,509	2,196,279,052	1,691,593,465	1,149,669,026	441,015,841	18,868,262	18,492,017,719	50.62%
	Current and Less Than 30 Days Past Due	860,526,969	618,416,292	885,499,134	1,164,555,718	1,557,927,502	1,942,303,899	1,940,025,226	1,900,208,076	2,118,516,941	2,194,826,375	1,690,597,000	1,148,730,291	441,015,841	18,868,262	18,482,017,525	99.95%
	30 to 59 Days Past Due	-	-	-	1,095,581	1,072,172	545,535	609,926	1,280,684	879,740	1,452,677	996,465	938,734	-	-	8,871,516	0.05%
	60 to 89 Days Past Due	134,363	-	-	70,245	-	105,439	157,561	555,241	105,829	-	-	-	-	-	1,128,678	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,027,742	2,824,024	1,787,583	2,995,454	4,493,527	5,242,389	10,795,957	14,535,665	20,742,508	22,040,891	10,724,076	5,354,235	3,525,226	-	108,089,278	0.30%
	Current and Less Than 30 Days Past Due	3,027,742	2,824,024	1,787,583	2,995,454	4,493,527	5,242,389	10,795,957	14,535,665	20,742,508	22,040,891	10,724,076	5,354,235	3,525,226	-	108,089,278	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	65,282,379	48,413,055	61,937,930	82,483,207	101,454,667	132,855,931	156,092,639	205,257,988	261,102,364	321,472,909	392,406,937	472,319,681	578,607,112	46,050,885	2,925,737,683	8.01%
	Current and Less Than 30 Days Past Due	65,203,197	48,413,055	61,937,930	82,483,207	101,200,161	132,489,600	156,092,639	205,156,863	261,102,364	321,073,054	391,222,663	472,117,835	577,844,996	46,050,885	2,922,388,448	99.89%
	30 to 59 Days Past Due	79,182	-	-	-	254,506	366,332	-	101,125	-	399,855	1,184,273	201,846	762,116	-	3,349,234	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,235,260	13,575,815	18,678,343	25,311,395	34,852,802	53,664,720	71,377,037	133,441,061	146,418,646	231,441,542	162,086,914	72,867,339	45,866,463	1,277,233	1,030,094,569	2.82%
	Current and Less Than 30 Days Past Due	19,141,353	13,575,815	18,678,343	25,152,091	34,852,802	53,664,720	70,562,186	133,293,375	146,012,399	230,828,431	161,820,609	72,613,468	45,521,168	1,277,233	1,026,993,992	99.70%
	30 to 59 Days Past Due	93,907	-	-	-	-	-	814,851	-	406,247	-	266,305	253,871	345,296	-	2,180,476	0.21%
	60 to 89 Days Past Due	-	-	-	159,304	-	-	-	147,686	-	613,111	-	-	-	-	920,100	0.09%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,154,679	1,522,137	2,328,998	3,223,896	2,630,880	6,571,923	6,999,907	8,483,880	11,626,320	8,512,322	4,945,589	3,186,227	2,703,956	463,135	65,353,848	0.18%
	Current and Less Than 30 Days Past Due	2,154,679	1,522,137	2,328,998	3,223,896	2,630,880	6,571,923	6,999,907	8,483,880	11,626,320	8,512,322	4,945,589	3,186,227	2,703,956	463,135	65,353,848	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,422,646,250	1,030,711,315	1,412,075,185	1,863,472,467	2,439,884,046	3,123,237,615	3,296,775,401	3,505,767,648	4,004,145,742	4,381,619,064	3,607,191,725	2,947,836,390	2,973,347,352	521,223,333	36,529,933,534	100.00%
	Current and Less Than 30 Days Past Due	1,422,213,622	1,030,327,213	1,411,560,242	1,862,096,600	2,438,407,471	3,121,745,744	3,295,031,076	3,502,143,298	4,001,574,993	4,377,144,113	3,602,897,251	2,945,168,111	2,971,027,424	520,920,025	36,502,257,184	99.92%
	30 to 59 Days Past Due	298,266	384,102	514,944	1,146,317	1,476,575	1,386,433	1,586,764	2,921,423	2,213,512	3,796,369	3,747,172	2,585,920	1,908,251	303,308	24,269,356	0.07%
	60 to 89 Days Past Due	134,363	-	-	229,549	-	105,439	157,561	702,927	357,236	678,582	547,302	82,358	411,677	-	3,406,994	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2017
Distribution Date:	7/14/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	19,354,289	18,359,423	22,640,477	33,560,719	38,768,754	48,596,100	44,090,266	39,129,516	31,185,375	30,758,872	24,593,956	23,329,125	12,579,000	4,090,097	391,035,968	1.07%
<=599	4,888,120	4,470,248	7,425,159	16,257,765	25,271,104	41,485,294	49,315,655	42,682,686	31,542,629	35,638,686	38,972,047	21,823,194	14,303,084	1,386,438	335,462,109	0.92%
600-650	13,014,832	10,326,542	18,376,381	25,867,141	51,999,711	79,003,696	80,333,858	91,800,791	83,871,137	87,395,252	78,715,264	60,213,683	46,407,678	10,571,272	737,897,239	2.02%
651-700	39,023,044	35,523,716	51,950,411	89,374,560	142,707,568	199,192,514	220,718,230	220,569,018	256,108,136	292,211,966	232,625,222	191,015,030	196,562,275	28,806,912	2,196,388,601	6.01%
701-750	104,094,746	96,680,427	133,138,933	180,951,772	280,062,981	375,654,911	407,250,018	479,763,344	573,552,915	674,842,104	548,584,294	437,694,933	486,019,742	76,206,325	4,854,497,445	13.29%
751-800	184,983,346	152,054,588	225,083,358	315,967,679	432,830,324	575,647,346	637,601,374	693,648,994	858,621,314	984,622,739	856,812,336	701,736,017	746,860,432	136,816,792	7,503,286,639	20.54%
>800	1,057,287,872	713,296,372	953,460,466	1,201,492,832	1,468,243,605	1,803,657,756	1,857,466,000	1,938,173,298	2,169,264,236	2,276,149,445	1,826,888,606	1,512,024,408	1,470,615,141	263,345,496	20,511,365,532	56.15%
Total	1,422,646,250	1,030,711,315	1,412,075,185	1,863,472,467	2,439,884,046	3,123,237,615	3,296,775,401	3,505,767,648	4,004,145,742	4,381,619,064	3,607,191,725	2,947,836,390	2,973,347,352	521,223,333	36,529,933,534	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.